Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS

a) Related parties

Shanghai Xiyan Enterprise Management Center	Non-controlling shareholder of the Company’s subsidiary
Shanghai Diyi	Equity investee of the Company

b) Amount due from related parties

		As of
Name of Related Party	Nature	December 31, 2024	June 30, 2025
		RMB	RMB	US$
Shanghai Diyi	Accounts receivable	757	244	34
Shanghai Xiyan Enterprise Management Center	Deposit, Prepaid rent fee	45	—	—
		802	244	34

c) Amount due to related parties

As of
Name of Related Party	Nature	December 31, 2024	June 30, 2025
		RMB	RMB	US$
Shanghai Diyi	Advance from Customer	7	—	—
		7	—	—

d) Net Revenues — Related Party

	For the six months ended June 30,
Name of Related Party	2024	2025
	RMB	RMB	US$
Shanghai Diyi	2,634	231	32

e) Cost of revenues — Related Party

	For the six months ended June 30,
Name of Related Party	2024	2025
	RMB	RMB	US$
Shanghai Diyi	972	185	26

f) General and administrative expense — Lease expense

	For the six months ended June 30,
Name of Related Party	2024	2025
	RMB	RMB	US$
Shanghai Xiyan Enterprise Management Center	126	—	—